Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Change in provincial corporate income tax rate	8.00%
Temporary differences [Member] | International operations [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax effected temporary differences		$ 1	$ 5